Summarised financial information - Balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Assets
Cash and balances at central banks	£ 100,281	£ 77,858
Trading assets	72,402	76,745
Derivatives	183,419	150,029
Settlement balances	7,806	4,387
Loans to banks - amortised cost	12,972	10,689
Loans to customers - amortised cost	352,341	326,947
Other financial assets	62,727	61,452
Other assets	8,337	8,310
Total assets	806,887	723,039
Liabilities
Bank deposits	21,119	20,493
Customer deposits	408,268	369,247
Settlement balances	6,895	4,069
Trading liabilities	75,540	73,949
Derivatives	179,859	146,879
Other financial liabilities.	49,681	45,220
Subordinated liabilities	13,558	9,979
Other liabilities	8,906	9,647
Total liabilities	763,826	679,483
Owners' equity	43,103	43,547
Total equity	43,061	43,556	£ 46,237
Total liabilities and equity	806,887	723,039
NatWest Group
Assets
Derivatives	2,016	979
Amount due from holding company and fellow subsidiaries	31,040	25,018
Other financial assets	306	277
Investments in group undertakings	46,834	55,808
Other assets	61	1
Total assets	80,257	82,083
Liabilities
Amounts due to holding company and fellow subsidiaries	957	439
Derivatives	1,343	711
Other financial liabilities.	22,581	19,331
Subordinated liabilities	11,138	7,647
Other liabilities	118	168
Total liabilities	36,137	28,296
Owners' equity	44,120	53,787
Total equity	44,120	53,787
Total liabilities and equity	80,257	82,083
NWM Plc
Assets
Cash and balances at central banks	14,477	9,953
Trading assets	54,543	57,768
Derivatives	180,306	147,458
Settlement balances	5,132	3,353
Loans to banks - amortised cost	314	238
Loans to customers - amortised cost	8,133	6,910
Amount due from holding company and fellow subsidiaries	8,942	7,145
Other financial assets	11,433	11,636
Investments in group undertakings	2,591	2,905
Other assets	535	687
Total assets	286,406	248,053
Liabilities
Bank deposits	2,746	2,038
Customer deposits	3,193	2,247
Amounts due to holding company and fellow subsidiaries	15,516	16,858
Settlement balances	5,137	2,648
Trading liabilities	58,340	53,576
Derivatives	173,158	142,390
Other financial liabilities.	17,062	16,880
Subordinated liabilities	610	590
Other liabilities	1,080	1,195
Total liabilities	276,842	238,422
Owners' equity	9,564	9,631
Total equity	9,564	9,631
Total liabilities and equity	£ 286,406	£ 248,053